Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of basic and diluted earnings per share calculations

	December 31
	2019	2018
Net income for the year	38,876	71,055

Weighted average of shares	178,266,195	166,219,533
(-) Treasury shares	(7,849,826)	(3,192,406)
Adjusted weighted average of shares	170,416,369	163,027,127

Basic earnings per share - (in Reais)	0.2281	0.4358

	December 31
	2019	2018
Net income for the year	38,876	71,055

Weighted average number of shares (*)	178,266,195	166,219,533
(+) Stock Option	4,050,513	2,180,798
(-) Treasury shares	(7,849,826)	(3,192,406)
Adjusted weighted average of shares	174,466,882	165,207,925

Diluted earnings per share (in Reais)	0.2228	0.4301

(*)Post-stock-split amounts at June 13, 2016.